Interest Expense Related to Long-Term Debt and Cash Interests Payments on Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Debt Instrument [Line Items]
Interest expense	$ 31,904		$ 29,954		$ 62,266		$ 60,647		$ 120,861		$ 118,506		$ 111,263
Cash interest paid	8,242		2,673		70,514		58,485		117,043		115,405		90,713
Debt issuance cost amortization	$ 1,190	[1]	$ 1,182	[1]	$ 2,423	[1]	$ 2,560	[1]	$ 5,036	[1]	$ 5,290	[1]	$ 5,264	[1]

[1]	Amortization of debt issuance cost is included in interest expense.